Auditor fees	12 Months Ended
Dec. 31, 2022
Auditor fees
Auditor fees

28. Auditor fees

The fees for services provided by our external auditors, KPMG Accountants N.V. for the years ended December 31, 2022 and 2021 and Deloitte Accountants B.V. for the year ended December 31, 2020, are specified below for each of the financial years indicated:

	2022	2021	2020

	(€ in thousands)
Audit fees	512	419	487
Audit-related fees	32	64	24
Tax fees	—	—	—
All other fees	—	—	—
	544	483	511

Audit fees consist of aggregate fees for professional services provided in connection with the annual audit of our financial statements. Audit-related fees consist of procedures relating to share offerings, such as comfort letters, as well as consents and review of documents filed with the SEC.